Quarterly Holdings Report
for
Fidelity Freedom® Blend 2055 Fund
June 30, 2026
FBF-Y55-NPRT1-0826
1.9892481.107
Bond Funds - 1.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	170,897	1,309,069
Fidelity Series Emerging Markets Debt Fund (b)	1,739,590	15,082,245
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	396,485	3,826,082
Fidelity Series Floating Rate High Income Fund (b)	281,410	2,439,823
Fidelity Series High Income Fund (b)	1,651,699	14,766,185
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,712,677	14,458,570
Fidelity Series Real Estate Income Fund (b)	240,274	2,431,570
TOTAL BOND FUNDS (Cost $52,970,578)		54,313,544

Domestic Equity Funds - 56.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	15,087,604	410,986,327
Fidelity Series Commodity Strategy Fund (b)	57,911	6,208,609
Fidelity Series Large Cap Growth Index Fund (b)	8,391,616	262,489,738
Fidelity Series Large Cap Stock Fund (b)	9,170,594	270,715,928
Fidelity Series Large Cap Value Index Fund (b)	22,952,264	486,128,942
Fidelity Series Small Cap Core Fund (b)	4,756,606	77,247,278
Fidelity Series Small Cap Opportunities Fund (b)	2,543,006	51,394,153
Fidelity Series Value Discovery Fund (b)	9,345,027	174,378,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,211,976,537)		1,739,549,188

International Equity Funds - 41.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,338,782	90,767,327
Fidelity Series Canada Index Fund (b)	3,201,453	32,014,531
Fidelity Series Emerging Markets Fund (b)	5,766,619	87,998,612
Fidelity Series Emerging Markets Opportunities Fund (b)	11,027,901	354,436,722
Fidelity Series International Growth Fund (b)	9,725,996	209,789,739
Fidelity Series International Index Fund (b)	4,772,914	79,373,554
Fidelity Series International Small Cap Fund (b)	1,266,848	23,956,092
Fidelity Series International Value Fund (b)	12,283,115	205,619,341
Fidelity Series Overseas Fund (b)	12,854,448	208,113,511
Fidelity Series Select International Small Cap Fund (b)	154,875	2,395,913
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $938,834,500)		1,294,465,342

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	40,000	39,940
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	2,110,000	2,109,789
US Treasury Bills 0% 7/23/2026 (d)	3.63	1,900,000	1,895,834
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,150,000	2,143,774
US Treasury Bills 0% 7/9/2026 (d)	3.63	1,130,000	1,129,087
US Treasury Bills 0% 8/13/2026 (d)	3.63	1,250,000	1,244,552
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	620,000	616,396
US Treasury Bills 0% 8/6/2026 (d)	3.63	490,000	488,229
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	620,000	615,543
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	210,000	208,341
US Treasury Bills 0% 9/24/2026 (d)	3.70 to 3.72	260,000	257,755
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	90,000	89,415
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,838,848)			10,838,655

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,454,148)	3.69	5,453,079	5,454,169

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,220,074,611)	3,104,620,898
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,163,086)
NET ASSETS - 100.0%	3,101,457,812

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT US Treasury Long Bond Contracts (United States)	807	9/2026	91,241,438	2,192,466
CBOT US Treasury Ultra Bond Contracts (United States)	608	9/2026	70,262,000	590,299
ICE MSCI EAFE Index Contracts (United States)	144	9/2026	22,646,160	(29,803)
ICE MSCI Emerging Markets Index Contracts (United States)	278	9/2026	24,426,470	(7,980)
TOTAL LONG				2,744,982
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(138)	9/2026	(21,014,640)	(669,526)
CME E-Mini S&P 500 Index Contracts (United States)	(51)	9/2026	(19,248,038)	(228,491)
TOTAL SHORT				(898,017)
TOTAL FUTURES CONTRACTS				1,846,965

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,838,655.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,823,681	25,557,891	23,927,424	30,526	-	21	5,454,169	5,453,079	0.0%
Total	3,823,681	25,557,891	23,927,424	30,526	-	21	5,454,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,241,416	75,184	20,638	655	55	13,052	1,309,069	170,897
Fidelity Series Blue Chip Growth Fund	341,376,446	21,824,177	43,111,376	-	4,087,620	86,809,460	410,986,327	15,087,604
Fidelity Series Canada Fund	106,451,468	9,382,596	27,732,974	-	919,369	1,746,868	90,767,327	4,338,782
Fidelity Series Canada Index Fund	-	32,014,531	-	-	-	-	32,014,531	3,201,453
Fidelity Series Commodity Strategy Fund	17,656,977	638,213	11,725,199	-	1,666,926	(2,028,308)	6,208,609	57,911
Fidelity Series Emerging Markets Debt Fund	13,884,273	886,135	187,089	205,334	683	498,243	15,082,245	1,739,590
Fidelity Series Emerging Markets Debt Local Currency Fund	3,573,566	173,903	48,155	-	(487)	127,255	3,826,082	396,485
Fidelity Series Emerging Markets Fund	69,444,386	5,121,823	1,176,942	-	36,285	14,573,060	87,998,612	5,766,619
Fidelity Series Emerging Markets Opportunities Fund	275,638,748	16,961,415	3,861,037	-	65,730	65,631,866	354,436,722	11,027,901
Fidelity Series Floating Rate High Income Fund	2,305,067	167,067	34,400	42,848	(190)	2,279	2,439,823	281,410
Fidelity Series Government Money Market Fund	-	1,668,311	1,668,311	3,351	-	-	-	-
Fidelity Series High Income Fund	13,834,402	896,626	183,651	228,240	163	218,645	14,766,185	1,651,699
Fidelity Series International Developed Markets Bond Index Fund	-	16,274	16,274	-	-	-	-	-
Fidelity Series International Growth Fund	177,625,757	10,317,482	5,441,250	-	145,018	27,142,732	209,789,739	9,725,996
Fidelity Series International Index Fund	68,254,047	5,820,563	906,756	-	(26,690)	6,232,390	79,373,554	4,772,914
Fidelity Series International Small Cap Fund	24,914,735	-	2,995,085	-	210,396	1,826,046	23,956,092	1,266,848
Fidelity Series International Value Fund	178,343,760	18,952,821	2,313,514	-	(54,604)	10,690,878	205,619,341	12,283,115
Fidelity Series Large Cap Growth Index Fund	217,539,485	22,183,595	12,505,825	1,007,521	109,094	35,163,389	262,489,738	8,391,616
Fidelity Series Large Cap Stock Fund	213,106,558	33,767,123	2,798,683	-	(406)	26,641,336	270,715,928	9,170,594
Fidelity Series Large Cap Value Index Fund	403,738,686	38,223,984	13,034,033	-	142,360	57,057,945	486,128,942	22,952,264
Fidelity Series Long-Term Treasury Bond Index Fund	27,741,357	3,509,951	16,632,661	189,015	(274,040)	113,963	14,458,570	2,712,677
Fidelity Series Overseas Fund	178,101,252	12,452,687	2,946,520	-	(18,833)	20,524,925	208,113,511	12,854,448
Fidelity Series Real Estate Income Fund	2,295,225	145,709	34,397	21,492	29	25,004	2,431,570	240,274
Fidelity Series Select International Small Cap Fund	2,081,773	128,615	-	-	-	185,525	2,395,913	154,875
Fidelity Series Small Cap Core Fund	80,530,862	3,342,253	20,078,797	2,837,250	3,823,828	9,629,132	77,247,278	4,756,606
Fidelity Series Small Cap Opportunities Fund	39,889,065	4,213,613	524,871	-	79,861	7,736,485	51,394,153	2,543,006
Fidelity Series Treasury Bill Index Fund	-	7,707,230	7,707,230	15,478	-	-	-	-
Fidelity Series Value Discovery Fund	144,258,459	17,208,630	3,306,010	-	40,081	16,177,053	174,378,213	9,345,027
	2,603,827,770	267,800,511	180,991,678	4,551,184	10,952,248	386,739,223	3,088,328,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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